Retirement benefit obligations - Movement (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined benefit plans
Net defined benefit (liability) asset at beginning of period	SFr (443,524)
Net defined benefit (liability) asset at end of period	(164,251)	SFr (443,524)
Defined benefit obligation
Defined benefit plans
Net defined benefit (liability) asset at beginning of period	(9,138,045)	(7,682,529)
Current service cost	(80,111)	(268,097)
Past service cost	520,360	26,899
Interest (cost) income	(57,212)	(171,347)
Employee contributions	(70,748)	(250,290)
Actuarial (loss)/gain arising from changes in financial assumptions	(176,520)	(671,909)
Actuarial gain on experience adjustment	(184,372)	22,250
Benefits paid/deposited	7,078,264	(143,022)
Net defined benefit (liability) asset at end of period	(2,108,384)	(9,138,045)
Fair value of plan assets
Defined benefit plans
Net defined benefit (liability) asset at beginning of period	8,694,521	7,867,835
Interest (cost) income	53,688	180,960
Employee contributions	70,748	250,290
Employer contributions	92,285	298,490
Plan assets loss	111,155	(46,076)
Benefits paid/deposited	(7,078,264)	143,022
Net defined benefit (liability) asset at end of period	SFr 1,944,133	SFr 8,694,521